Organization Additional information (Detail) - USD ($)		3 Months Ended
	Feb. 12, 2026	Mar. 31, 2026	Mar. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering		$ 552,542,000	$ 0
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering	$ 552,500,000
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, issued	23,575,000
Proceeds from issuance initial public offering	$ 552,500
Common Class A [Member] | IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, issued	23,575,000